Revenue, government financing for research expenditures and sales - Government Financing for Research Expenditures (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Research tax credit	€ 4,933	€ 6,733
Grant	1,435	171
Government financing for research expenditures	€ 6,368	€ 6,904